Statutory capital and surplus	12 Months Ended
Dec. 31, 2017
Statutory capital and surplus
Statutory capital and surplus

Note 19. Statutory capital and surplus

Sirius Group’s insurance and reinsurance operations are subject to regulation and supervision in each of the jurisdictions where they are domiciled and licensed to conduct business. Generally, regulatory authorities have broad supervisory and administrative powers over such matters as licenses, standards of solvency, premium rates, policy forms, investments, security deposits, methods of accounting, form and content of financial statements, reserves for unpaid loss and LAE, reinsurance, minimum capital and surplus requirements, dividends and other distributions to shareholders, periodic examinations, and annual and other report filings. In general, such regulation is for the protection of policyholders rather than shareholders.

Non-U.S.

The Insurance Act 1978 of Bermuda and related regulations, as amended (“Insurance Act”), regulates the insurance business of Bermuda-domiciled insurers and reinsurers. The Insurance Act imposes solvency and liquidity standards on Bermuda insurance companies, as well as auditing and reporting requirements. The Bermuda Monetary Authority (“BMA”), a Solvency II-equivalent regulatory regime, has confirmed that it will act as the primary group supervisor effective July 1, 2016 and has designated Sirius Bermuda as the designated insurer. Therefore, Sirius Group is subject to the BMA’s group supervision and solvency rules. Under the Insurance Act, insurers and reinsurers are required to maintain minimum statutory capital and surplus at a level equal to the greater of a minimum solvency margin (“MSM”) and the Enhanced Capital Requirement (“ECR”) which is established by reference to either a Bermuda Solvency Capital Requirement (“BSCR”) model or an approved internal capital model. The BSCR model is a risk-based capital model that provides a method for determining an insurer’s minimum required capital taking into account the risk characteristics of different aspects of the company’s business. As of December 31, 2017, the eligible capital for Sirius Group exceeded the required capital as measured by the BSCR model.

Management has also evaluated the group and principal operating subsidiaries’ ability to maintain adequate levels of statutory capital, liquidity, and rating agency capital and believes they will be able to do so. In performing this analysis, management has considered the most recent statutory capital position of each of the principal operating subsidiaries as well as the group overall, through its holding companies as a result of BMA group regulation. In addition, management has evaluated the ability of the holding companies to allocate capital and liquidity around the group as and when needed.

Sirius Group has two Bermuda based insurance subsidiaries: Sirius Bermuda, a Class 4 insurer, and Alstead Reinsurance Ltd. (“Alstead Re”), a Class 3A insurer. Each of these Bermuda insurance subsidiaries are registered under the Insurance Act and are subject to regulation and supervision of the BMA. The BSCR for Sirius Bermuda and Alstead Re as at December 31, 2017 was $902 million and $3 million, respectively. Actual statutory capital and surplus of the Bermuda based insurance subsidiaries as at December 31, 2017 was $2.2 billion. In addition, the Bermuda based insurance subsidiaries are required to maintain a minimum liquidity ratio. As of December 31, 2017, all liquidity ratio requirements were met.

Sirius International is subject to regulation and supervision in Sweden by the Financial Supervisory Authority (“FSA”). Sirius International’s total regulatory capital as of December 31, 2017 was $1.9 billion. In accordance with FSA regulations, Sirius International holds restricted equity of $1.3 billion as a component of Swedish regulatory capital. This restricted equity cannot be paid as dividends. Under Solvency II, the FSA also acts as the European Economic Area group supervisor, with Sirius International UK Holding Ltd. (“SIUK”) serving as the highest European entity subject to the FSA’s group supervision. Solvency II regulation in Europe gives the FSA the option to waive European-level group supervision if certain legal requirements are met. As of December 31, 2017, the FSA has not exercised this option.

The financial services industry in the United Kingdom is dual-regulated by the Financial Conduct Authority and the Prudential Regulation Authority (collectively, the “U.K. Regulators”). The U.K. Regulators regulate insurers, insurance intermediaries and Lloyd’s. The U.K. Regulators and Lloyd’s have common objectives in ensuring that the Lloyd’s market is appropriately regulated. Lloyd’s is required to implement certain rules prescribed by the U.K. Regulators by the powers it has under the Lloyd’s Act of 1982 relating to the operation of the Lloyd’s market. In addition, each year the U.K. Regulators require Lloyd’s to satisfy an annual solvency test that measures whether Lloyd’s has sufficient assets in the aggregate to meet all the outstanding liabilities of its members.

Lloyd’s permits its corporate and individual members (“Members”) to underwrite insurance risks through Lloyd’s syndicates. Members of Lloyd’s may participate in a syndicate for one or more underwriting years by providing capital to support the syndicate’s underwriting. All syndicates are managed by Lloyd’s approved managing agents. Managing agents receive fees and profit commissions in respect of the underwriting and administrative services they provide to the syndicates. Lloyd’s prescribes, in respect of its managing agents and Members, certain minimum standards relating to their management and control, solvency and various other requirements.

Sirius Group participates in the Lloyd’s market through the 100% ownership of Sirius International Corporate Member Ltd., a Lloyd’s corporate member, which in turn provides underwriting capacity to Syndicate 1945. Sirius Group has its own Lloyd’s managing agent, Sirius International Managing Agency, which manages Syndicate 1945. Lloyd’s approved net capacity for 2018 is £101.9 million, or approximately $137.7 million (based on the December 31, 2017 GBP to USD exchange rate). Stamp capacity is a measure of the amount of net premium (premiums written less acquisition costs) that a syndicate is authorized by Lloyd’s to write.

U.S.

Sirius America and the insurance subsidiaries of Sirius Global Solutions are subject to regulation and supervision by the National Association of Insurance Commissioners (“NAIC”) and the department of insurance in the state of domicile. The NAIC uses risk-based capital (“RBC”) standards for U.S. property and casualty insurers as a means of monitoring certain aspects affecting the overall financial condition of insurance companies. As of December 31, 2017, the available capital of Sirius Group’s U.S. insurance and reinsurance operating subsidiaries exceeded their respective RBC requirements.

Sirius America’s policyholders’ surplus, as reported to regulatory authorities as of December 31, 2017 and 2016, was $521.8 million and $544.3 million. Sirius America’s statutory net (loss) income for the years ended December 31, 2017, 2016, and 2015 was $(6.4) million, $82.7 million, and $74.7 million, respectively. The principal differences between Sirius America’s statutory amounts and the amounts reported in accordance with GAAP include deferred acquisition costs, deferred taxes, gains recognized under retroactive reinsurance contracts, and market value adjustments for debt securities. The minimum policyholders’ surplus necessary to satisfy Sirius America’s regulatory requirements was $94.1 million as of December 31, 2017, which equals the authorized control level of the NAIC risk-based capital based on Sirius America’s policyholders’ surplus.

Oakwood Insurance Company (“Oakwood”) policyholders’ surplus, as reported to regulatory authorities as of December 31, 2017 and 2016 was $41.4 million and $41.6 million, respectively. Oakwood’s statutory net income (loss) for the years ended December 31, 2017, 2016, and 2015 was $0.5 million, $(12.0) million and $0.7 million, respectively. The minimum policyholders’ surplus necessary to satisfy Oakwood’s regulatory requirements was $5.8 million as of December 31, 2017, which equals the authorized control level of the NAIC risk-based capital based on Oakwood’s policyholders’ surplus. During 2017, Mount Beacon was merged into Oakwood.

Empire Insurance Company (“Empire”) policyholders’ surplus, as reported to regulatory authorities as of December 31, 2017 and 2016 was $10.5 million and $10.7 million, respectively. Empire’s statutory net (loss) income for the years ended December 31, 2017, 2016, and 2015 was $(0.3) million, $0.0 million and $0.1 million, respectively. The minimum policyholders’ surplus necessary to satisfy Empire’s regulatory requirements was $8.8 million as of December 31, 2017, and the NAIC risk-based capital authorized control level was $1.0 million.

Dividend Capacity

Sirius Bermuda has the ability to declare or pay dividends or make capital distributions during any 12-month period without the prior approval of Bermuda regulatory authorities on the condition that any such declaration or payment of dividends or capital distributions does not cause a breach of any of its regulatory solvency and liquidity requirements. During 2018, Sirius Bermuda has the ability to pay dividends or make capital distributions without the prior approval of regulatory authorities, subject to meeting all appropriate liquidity and solvency requirements, of $636.7 million, which is equal to 25% of its December 31, 2017 regulatory capital available for distribution. The amount of dividends available to be paid by Sirius Bermuda in any given year is also subject to cash flow and earnings generated by Sirius Bermuda’s business, as well as to dividends received from its subsidiaries, including Sirius International. During 2017, Sirius Bermuda paid $120.0 million of dividends to its immediate parent.

Sirius International has the ability to pay dividends up to Sirius Bermuda subject to the availability of unrestricted equity, calculated in accordance with the Swedish Act on Annual Accounts in Insurance Companies and the FSA. Unrestricted equity is calculated on a consolidated group account basis and on a parent account basis. Differences between the two include but are not limited to accounting for goodwill, subsidiaries (with parent accounts stated at original foreign exchange rates), taxes and pensions. Sirius International’s ability to pay dividends is limited to the “lower of” unrestricted equity as calculated within the group and parent accounts. As of December 31, 2017, Sirius International had $391.6 million (based on the December 31, 2017 SEK to USD exchange rate) of unrestricted equity on a parent account basis (the lower of the two approaches) available to pay dividends in 2018. The amount of dividends available to be paid by Sirius International in any given year is also subject to cash flow and earnings generated by Sirius International’s business, the maintenance of adequate solvency capital ratios for Sirius International and the consolidated SIUK group, as well as to dividends received from its subsidiaries, including Sirius America. Earnings generated by Sirius International’s business that are allocated to the Safety Reserve are not available to pay dividends (see “Safety Reserve” below). During 2017, Sirius International declared $102.5 million and paid $20.0 million of dividends.

Under normal course of business, Sirius America has the ability to pay dividends up to its immediate parent during any twelve-month period without the prior approval of regulatory authorities in an amount set by formula based on the lesser of net investment income, as defined by statute, or 10% of statutory surplus, in both cases as most recently reported to regulatory authorities, subject to the availability of earned surplus and subject to dividends paid in prior periods. Based upon an agreement with its regulators during 2016, Sirius America has committed to refrain from taking steps to pay any dividends for a period of two years from the date of the sale of the Company from its former parent to CMIG International. As of December 31, 2017, Sirius America had $521.8 million of statutory surplus and $121.0 million of earned surplus. During 2017, Sirius America did not pay any dividends to its immediate parent.

During 2017, the Company did not pay any dividends to its parent. The Company paid $27.0 million in dividends to its former parent on April 18, 2016. As of December 31, 2017, Sirius Group had $68.0 million of net unrestricted cash, short-term investments, and fixed maturity investments outside of its regulated and unregulated insurance and reinsurance operating subsidiaries.

Capital Maintenance

There is a capital maintenance agreement between Sirius International and Sirius America which obligates Sirius International to make contributions to Sirius America’s surplus in order for Sirius America to maintain surplus equal to at least 125% of the company action level risk based capital as defined in the NAIC Property/Casualty Risk-Based Capital Report. The agreement provides for a maximum contribution to Sirius America of $200.0 million. During 2017, Sirius International did not make any contributions to the surplus of Sirius America. In 2017, Sirius International provided Sirius America with an accident year stop loss cover, with an attachment point in excess of 83% and a limit of $27.0 million. This accident year loss reinsurance was not renewed in 2018. In addition, at November 1, 2016, Sirius America and Sirius International entered into a quota share agreement where Sirius America ceded Sirius International 75% of its reinsurance business on an accident year basis. This quota share agreement was in force through March 31, 2018. During 2017 and 2016, Sirius America ceded $115.0 million and $33.4 million, respectively, of premiums earned to Sirius International under this quota share agreement.

Safety Reserve

Subject to certain limitations under Swedish law, Sirius International is permitted to transfer pre-tax income amounts into an untaxed reserve referred to as a Safety Reserve. As of December 31, 2017, Sirius International’s Safety Reserve amounted to SEK 10.7 billion, or $1.3 billion (based on the December 31, 2017 SEK to USD exchange rate). Under GAAP, an amount equal to the Safety Reserve, net of a related deferred tax liability established at the Swedish tax rate of 22%, is classified as shareholder’s equity. Generally, this deferred tax liability is only required to be paid by Sirius International if it fails to maintain prescribed levels of premium writings and loss reserves in future years. As a result of the indefinite deferral of these taxes, Swedish regulatory authorities apply no taxes to the Safety Reserve when calculating solvency capital under Swedish insurance regulations. Accordingly, under local statutory requirements, an amount equal to the deferred tax liability on Sirius International’s Safety Reserve ($286.6 million as of December 31, 2017) is included in solvency capital. Access to the Safety Reserve is restricted to coverage of insurance and reinsurance losses. Access for any other purpose requires the approval of Swedish regulatory authorities. Similar to the approach taken by Swedish regulatory authorities, most major rating agencies generally include the $1.3 billion balance of the Safety Reserve, without any provision for deferred taxes, in Sirius International’s regulatory capital when assessing Sirius International and Sirius Group’s financial strength. Subject to certain limitations under Swedish law, Sirius International is permitted to transfer certain portions of its pre-tax income to its Swedish parent companies to minimize taxes (referred to as a group contribution). During 2017, Sirius International did not transfer any of its 2016 pre-tax income via group contributions to its Swedish parent companies.